Derivatives - Gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (Details) - Not designated as hedging instrument - USD ($)
$ in Millions
	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gain (loss) on derivatives not designated as hedging instruments	$ 565	$ 2	$ (60)	$ (110)	$ (100)
MBS with embedded derivatives | Realized gains (losses) on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gain (loss) on derivatives not designated as hedging instruments	(18)	2	(2)	5	(4)
Public company warrants | Realized gains (losses) on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gain (loss) on derivatives not designated as hedging instruments	0	0	0	0	(3)
Fixed-indexed and registered index-linked annuities (embedded derivative) | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gain (loss) on derivatives not designated as hedging instruments	296	41	(283)	(919)	204
Equity index call options | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gain (loss) on derivatives not designated as hedging instruments	282	(42)	223	804	(298)
Equity index put options | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gain (loss) on derivatives not designated as hedging instruments	5	1	3	2	(1)
Reinsurance contract (embedded derivative) | Net investment income
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Net gain (loss) on derivatives not designated as hedging instruments	$ 0	$ 0	$ (1)	$ (2)	$ 2